Note Debt Securities Held-to-maturity (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities HTM) (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Held To Maturity Debt Securities
Debt Securities, Held-to-maturity
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Held-to-maturity	$ 0.0	$ 92.8